Deferred revenue	12 Months Ended
Dec. 31, 2022
Deferred Revenue
Deferred revenue

Note 12 – Deferred revenue

The Company presents the consideration that a customer pays before the Company transfers a service to the customer as a deferred revenue when the payment is made. Deferred revenue is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of December 31, 2022 and 2021, the balance of deferred revenue amounted to $1,648,847 and $47,710, respectively,